Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2018
Capital and Reserves [Abstract]
Schedule of share issued during the reported period
	For the six months ended
	June 30, 2018	June 30, 2017
	Number of shares in thousands
Opening balance	224,443	153,237
Issuance of ADSs (see A below)	65,200	-
Share-based payments (see C below)	1,246	-
Share issuance due to the acquisition of a subsidiary	-	11,293
Share issuance due to the acquisition of Non-controlling interest (see Note 4)	15,987	-
Exercise of warrants (see B below)	12,135	-
	319,011	164,530